Right of Use Asset and Lease Liability (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of quantitative information about leases for lessee [Abstract]
Interest expense on lease liabilities	$ 663,768	$ 407,349